Disposal groups classified as held for sale (Tables)	9 Months Ended
Sep. 30, 2024
Disposal groups classified as held for sale
Schedule of assets and liabilities of disposal groups classified as held for sale

Assets and liabilities of disposal groups classified as held for sale in € THOUS

	September 30, 2024	December 31, 2023
Cash and cash equivalents	16,322	23,733
Trade accounts and other receivables from unrelated parties	68,570	27,535
Property, plant and equipment	24,255	42,710
Right-of-use assets	10,703	114,602
Goodwill(1)	89,613	274,543
Other	19,996	24,477
Assets held for sale	229,459	507,600

Accounts payable to unrelated parties	7,820	12,880
Lease liabilities	10,407	128,653
Provisions and other liabilities	36,802	39,091
Liability directly associated with assets held for sale	55,029	180,624

(1)Goodwill was allocated to the disposal groups on a relative fair value basis.